SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of property, plant and equipment stated at cost less accumulated depreciation
Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years
Power stations	25 years